UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (98.2%)(a)
			Shares	Value

Aerospace and defense (2.0%)

Airbus Group SE (France)			6,733	$407,219

Thales SA (France)			3,974	366,019

				773,238
Airlines (0.3%)

Air Canada (Canada)(NON)			14,600	117,962

				117,962
Auto components (2.5%)

Johnson Controls International PLC			6,876	319,940

Leoni AG (Germany)			2,968	108,092

Toyo Tire & Rubber Co., Ltd. (Japan)			13,300	187,558

Valeo SA (France)			3,729	217,533

Xinyi Glass Holdings, Ltd. (Hong Kong)			106,000	96,690

				929,813
Automobiles (1.1%)

Fiat Chrysler Automobiles NV (Italy)			35,331	224,243

Nissan Motor Co., Ltd. (Japan)			19,000	186,059

				410,302
Banks (4.7%)

Australia & New Zealand Banking Group, Ltd. (Australia)			16,733	355,301

Banco Macro SA ADR (Argentina)			184	14,398

Credicorp, Ltd. (Peru)			1,400	213,108

Grupo Financiero Banorte SAB de CV (Mexico)			29,581	155,291

ING Groep NV GDR (Netherlands)			15,571	192,233

Metro Bank PLC (United Kingdom)(NON)(S)			5,850	209,352

Permanent TSB Group Holdings PLC (Ireland)(NON)			57,347	132,385

Societe Generale SA (France)			6,337	219,113

State Bank of India (India)			76,770	291,647

				1,782,828
Beverages (3.6%)

Anheuser-Busch InBev SA/NV (Belgium)			8,608	1,127,498

Heineken NV (Netherlands)			2,524	222,035

				1,349,533
Biotechnology (2.4%)

Grifols SA ADR (Spain)			22,260	355,492

Shire PLC (United Kingdom)			8,479	549,283

				904,775
Capital markets (0.9%)

Euronext NV 144A (France)			4,197	179,088

KKR & Co. LP			10,827	154,393

				333,481
Chemicals (3.2%)

Akzo Nobel NV (Netherlands)			7,445	504,226

Albemarle Corp.			2,800	239,372

Dow Chemical Co. (The)			4,300	222,869

Monsanto Co.			2,200	224,840

Sociedad Quimica y Minera de Chile SA ADR (Chile)			1,465	39,409

				1,230,716
Commercial services and supplies (0.3%)

HomeServe PLC (United Kingdom)			13,726	102,476

				102,476
Communications equipment (1.1%)

Nokia OYJ (Finland)			71,204	411,853

				411,853
Construction and engineering (3.0%)

Concord New Energy Group, Ltd. (China)			2,470,000	129,718

Kumagai Gumi Co., Ltd. (Japan)			154,000	398,096

Kyudenko Corp. (Japan)			9,500	347,853

Surya Semesta Internusa Tbk PT (Indonesia)			2,954,600	126,062

Sweco AB Class B (Sweden)			6,974	143,727

				1,145,456
Construction materials (0.6%)

LafargeHolcim, Ltd. (Switzerland)			4,159	224,753

				224,753
Diversified financial services (1.4%)

Challenger, Ltd. (Australia)			66,523	519,133

				519,133
Diversified telecommunication services (5.0%)

Cellnex Telecom, SA 144A (Spain)			17,714	320,374

Com Hem Holding AB (Sweden)			39,949	369,277

Nippon Telegraph & Telephone Corp. (Japan)			15,600	712,458

SFR Group SA (France)			9,484	279,237

Telecom Italia SpA RSP (Italy)			328,721	223,038

				1,904,384
Electronic equipment, instruments, and components (1.4%)

Murata Manufacturing Co., Ltd. (Japan)			4,100	534,779

				534,779
Equity real estate investment trusts (REITs) (2.6%)

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)			114,369	115,855

Hibernia REIT PLC (Ireland)			285,690	439,674

Japan Hotel REIT Investment Corp (Japan)			495	393,197

Viva Energy REIT (Australia)(NON)			21,144	38,838

				987,564
Food and staples retail (2.9%)

AIN Holdings, Inc. (Japan)			4,300	292,818

Koninklijke Ahold Delhaize NV (Netherlands)			9,875	225,078

Wal-Mart de Mexico SAB de CV (Mexico)			103,100	225,717

X5 Retail Group NV GDR (Russia)(NON)			12,959	375,422

				1,119,035
Food products (5.5%)

Adecoagro SA (Argentina)(NON)			16,700	190,547

Associated British Foods PLC (United Kingdom)			13,387	451,140

Kerry Group PLC Class A (Ireland)			5,553	462,607

Nomad Foods, Ltd. (United Kingdom)(NON)			23,840	281,789

Orkla ASA (Norway)			37,619	388,679

S Foods, Inc. (Japan)			5,700	148,932

Salmar ASA (Norway)			5,294	161,576

				2,085,270
Health-care equipment and supplies (0.8%)

Sartorius AG (Preference) (Germany)			3,588	298,585

				298,585
Health-care technology (1.1%)

CompuGroup Medical SE (Germany)			9,419	434,184

				434,184
Hotels, restaurants, and leisure (4.4%)

Compass Group PLC (United Kingdom)			42,923	831,738

Cox & Kings, Ltd. (India)(NON)			76,781	255,789

Dalata Hotel Group PLC (Ireland)(NON)			93,053	428,577

Wynn Macau, Ltd. (China)			91,200	152,383

				1,668,487
Household durables (1.3%)

Basso Industry Corp. (Taiwan)			88,000	280,750

Techtronic Industries Co., Ltd. (Hong Kong)			52,000	203,926

				484,676
Household products (1.0%)

Henkel AG & Co. KGaA (Preference) (Germany)			2,778	377,600

				377,600
Industrial conglomerates (0.9%)

Siemens AG (Germany)			2,776	324,939

				324,939
Insurance (3.5%)

Admiral Group PLC (United Kingdom)			7,225	191,882

AIA Group, Ltd. (Hong Kong)			106,200	711,552

Anicom Holdings, Inc. (Japan)			9,300	228,314

Prudential PLC (United Kingdom)			11,288	199,932

				1,331,680
Internet and direct marketing retail (1.7%)

Amazon.com, Inc.(NON)			375	313,991

B2W Cia Digital (Brazil)(NON)			33,200	162,828

Delivery Hero Holding GmbH (acquired 6/12/15, cost $177,146) (Private) (Germany)(F)(RES)(NON)			23	159,141

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			2	2

Global Fashion Holding SA (acquired 8/2/13, cost $65,824) (Private) (Brazil)(F)(RES)(NON)			1,554	11,243

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				647,207
Internet software and services (4.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			4,299	454,791

Criteo SA ADR (France)(NON)			6,300	221,193

Facebook, Inc. Class A(NON)			1,700	218,059

Instructure, Inc.(NON)			6,300	159,831

SMS Co., Ltd. (Japan)			5,300	141,448

Tencent Holdings, Ltd. (China)			21,500	595,726

				1,791,048
Life sciences tools and services (0.9%)

Clinigen Group PLC (United Kingdom)			38,491	357,712

				357,712
Machinery (1.6%)

KION Group AG (Germany)			3,006	194,571

Komatsu, Ltd. (Japan)			5,100	116,862

NSK, Ltd. (Japan)			28,000	287,335

				598,768
Media (4.2%)

Global Mediacom Tbk PT (Indonesia)			3,152,300	215,593

ITV PLC (United Kingdom)			114,296	277,327

Nippon Television Holdings, Inc. (Japan)			18,000	304,655

Stroeer SE & Co. KGaA (Germany)			4,939	214,605

WPP PLC (United Kingdom)			24,959	586,840

				1,599,020
Metals and mining (0.9%)

JFE Holdings, Inc. (Japan)			15,000	218,710

Northern Star Resources, Ltd. (Australia)			39,731	138,384

				357,094
Multi-utilities (1.1%)

Veolia Environnement SA (France)			17,316	398,764

				398,764
Multiline retail (0.5%)

Matahari Department Store Tbk PT (Indonesia)			123,300	175,029

				175,029
Oil, gas, and consumable fuels (2.3%)

Cenovus Energy, Inc. (Canada)			17,800	255,786

Cheniere Energy, Inc.(NON)			5,300	231,080

EOG Resources, Inc.			2,100	203,091

Royal Dutch Shell PLC Class A (United Kingdom)			7,965	197,598

				887,555
Personal products (1.8%)

Amorepacific Group (South Korea)			979	147,207

Coty, Inc. Class A			10,400	244,400

Unilever NV ADR (Netherlands)			6,687	308,549

				700,156
Pharmaceuticals (7.3%)

Allergan PLC(NON)			2,050	472,136

Astellas Pharma, Inc. (Japan)			27,300	426,342

AstraZeneca PLC (United Kingdom)			4,361	282,851

Aurobindo Pharma, Ltd. (India)			22,179	285,847

Novartis AG (Switzerland)			11,568	909,722

Roche Holding AG (Switzerland)			899	223,015

Shionogi & Co., Ltd. (Japan)			3,100	158,454

				2,758,367
Real estate management and development (2.3%)

Foxtons Group PLC (United Kingdom)			88,048	114,409

Kennedy-Wilson Holdings, Inc.			14,510	327,201

Mitsui Fudosan Co., Ltd. (Japan)			14,000	298,098

Relo Group, Inc. (Japan)			900	148,839

				888,547
Road and rail (0.6%)

ComfortDelgro Corp., Ltd. (Singapore)			108,800	225,364

				225,364
Semiconductors and semiconductor equipment (3.4%)

Infineon Technologies AG (Germany)			10,308	183,882

NXP Semiconductor NV(NON)			1,400	142,814

Semiconductor Manufacturing International Corp. (China)(NON)			1,141,000	127,933

SK Hynix, Inc. (South Korea)			10,349	378,756

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			75,000	439,857

				1,273,242
Software (2.1%)

Mobileye NV (Israel)(NON)(S)			6,000	255,420

Nintendo Co., Ltd. (Japan)			600	158,764

RIB Software AG (Germany)(S)			15,692	193,198

ServiceNow, Inc.(NON)			2,600	205,790

				813,172
Thrifts and mortgage finance (0.8%)

Housing Development Finance Corp., Ltd. (HDFC) (India)			13,798	289,720

				289,720
Tobacco (1.2%)

Japan Tobacco, Inc. (Japan)			10,700	437,149

				437,149
Trading companies and distributors (2.0%)

Ashtead Group PLC (United Kingdom)			26,269	432,757

Bunzl PLC (United Kingdom)			6,203	183,312

Rexel SA (France)			9,947	152,469

				768,538
Water utilities (0.4%)

China Water Affairs Group, Ltd. (China)			248,000	160,109

				160,109
Wireless telecommunication services (0.9%)

Safaricom, Ltd. (Kenya)			714,800	140,420

Vodafone Group PLC (United Kingdom)			75,027	215,641

				356,061

Total common stocks (cost $34,387,811)				$37,270,124

WARRANTS (0.6%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	$0.00	46,600	$233,070

Total warrants (cost $195,801)				$233,070

SHORT-TERM INVESTMENTS (3.5%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)(AFF)			926,258	$926,258

Putnam Short Term Investment Fund 0.51%(AFF)			403,179	403,179

Total short-term investments (cost $1,329,437)				$1,329,437

TOTAL INVESTMENTS

Total investments (cost $35,913,049)(b)				$38,832,631

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $16,099,477) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$224,869	$228,800	$(3,931)
	British Pound	Sell	12/21/16	166,045	170,897	4,852
	Canadian Dollar	Buy	10/19/16	505,876	511,392	(5,516)
	Canadian Dollar	Sell	10/19/16	505,876	509,193	3,317
	Euro	Buy	12/21/16	846,909	840,886	6,023
Barclays Bank PLC
	Euro	Sell	12/21/16	353,555	350,862	(2,693)
	Hong Kong Dollar	Sell	11/16/16	66,786	66,773	(13)
	Japanese Yen	Sell	11/16/16	266,941	265,320	(1,621)
	Swiss Franc	Sell	12/21/16	59,572	58,799	(773)
Citibank, N.A.
	Australian Dollar	Buy	10/19/16	153	2,278	(2,125)
	British Pound	Buy	12/21/16	579,536	592,565	(13,029)
	Canadian Dollar	Buy	10/19/16	272,682	273,140	(458)
	Canadian Dollar	Sell	10/19/16	272,682	273,285	603
	Danish Krone	Buy	12/21/16	491,724	488,190	3,534
	Euro	Sell	12/21/16	446,116	443,869	(2,247)
	Japanese Yen	Buy	11/16/16	660,627	656,093	4,534
	Mexican Peso	Sell	10/19/16	547,478	572,444	24,966
Credit Suisse International
	British Pound	Sell	12/21/16	257,961	263,916	5,955
	Canadian Dollar	Sell	10/19/16	272,682	276,624	3,942
	Norwegian Krone	Buy	12/21/16	113,751	108,696	5,055
	Swiss Franc	Sell	12/21/16	126,695	125,057	(1,638)
Goldman Sachs International
	Australian Dollar	Buy	10/19/16	438,721	425,985	12,736
	Chinese Yuan	Sell	11/16/16	1,793,764	1,800,223	6,459
	Euro	Sell	12/21/16	150,960	149,827	(1,133)
HSBC Bank USA, National Association
	British Pound	Buy	12/21/16	112,688	115,986	(3,298)
	Canadian Dollar	Buy	10/19/16	192,562	195,193	(2,631)
	Canadian Dollar	Sell	10/19/16	192,562	192,873	311
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/21/16	307,814	311,321	3,507
	Canadian Dollar	Buy	10/19/16	45,739	45,813	(74)
	Canadian Dollar	Sell	10/19/16	45,739	46,372	633
	Japanese Yen	Buy	11/16/16	330,873	329,421	1,452
	Norwegian Krone	Sell	12/21/16	197,013	188,332	(8,681)
	Singapore Dollar	Buy	11/16/16	75,550	74,705	845
	South Korean Won	Sell	11/16/16	578,019	570,529	(7,490)
	Swedish Krona	Sell	12/21/16	58,913	58,867	(46)
	Swiss Franc	Buy	12/21/16	886,449	878,472	7,977
State Street Bank and Trust Co.
	Euro	Sell	12/21/16	311,841	309,492	(2,349)
	Hong Kong Dollar	Buy	11/16/16	108,615	108,636	(21)
	Israeli Shekel	Sell	10/19/16	33,107	32,146	(961)
	Japanese Yen	Buy	11/16/16	205,801	208,466	(2,665)
	Swedish Krona	Buy	12/21/16	105,256	105,213	43
	Swiss Franc	Buy	12/21/16	1,212,959	1,197,898	15,061
UBS AG
	Australian Dollar	Buy	10/19/16	171,617	169,616	2,001
	Australian Dollar	Sell	10/19/16	171,617	170,815	(802)
	Euro	Sell	12/21/16	502,712	500,781	(1,931)
	Swiss Franc	Buy	12/21/16	541,943	535,074	6,869
WestPac Banking Corp.
	Canadian Dollar	Buy	10/19/16	148,043	148,275	(232)
	Canadian Dollar	Sell	10/19/16	148,043	150,067	2,024

Total						$56,341

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $37,968,278.
(b)	The aggregate identified cost on a tax basis is $36,101,760, resulting in gross unrealized appreciation and depreciation of $4,795,157 and $2,064,286, respectively, or net unrealized appreciation of $2,730,871.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $170,388, or 0.4% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$978,909	$7,655,963	$7,708,614	$4,923	$926,258
	Putnam Short Term Investment Fund**	1,076,070	10,139,276	10,812,167	2,000	403,179
	Totals	$2,054,979	$17,795,239	$18,520,781	$6,923	$1,329,437
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $926,258, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $905,106.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $11,439 to cover certain derivative contracts and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	16.2%
	United Kingdom	14.4
	United States	10.8
	Germany	6.6
	France	6.4
	China	4.9
	Ireland	3.9
	Netherlands	3.8
	Switzerland	3.6
	Belgium	3.0
	India	3.0
	Australia	2.8
	Hong Kong	2.7
	Taiwan	1.9
	Spain	1.8
	Norway	1.5
	South Korea	1.4
	Indonesia	1.4
	Sweden	1.4
	Italy	1.2
	Finland	1.1
	Mexico	1.0
	Russia	1.0
	Canada	1.0
	Israel	0.7
	Singapore	0.6
	Peru	0.6
	Argentina	0.5
	Brazil	0.5
	Other	0.3

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $12,595 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,685,714	$2,058,432	$170,388
Consumer staples	5,042,637	1,026,106	—
Energy	887,555	—	—
Financials	1,861,175	2,395,667	—
Health care	3,882,980	870,643	—
Industrials	2,425,451	1,631,290	—
Information technology	2,446,831	2,377,263	—
Materials	1,455,469	357,094	—
Real estate	1,035,977	840,134	—
Telecommunication services	1,547,987	712,458	—
Utilities	398,764	160,109	—
Total common stocks	24,670,540	12,429,196	170,388
Warrants	—	233,070	—
Short-term investments	403,179	926,258	—

Totals by level	$25,073,719	$13,588,524	$170,388

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$56,341	$—

Totals by level	$—	$56,341	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of September 30, 2016
Common stocks*:
Consumer discretionary	$193,322	$—	$—	$(22,934)	$—	$—	$—	$—	$170,388
Financials	245,755	—	—	(75,359)	—	(170,396)	—	—	—
Total common stocks	$439,077	$—	$—	$(98,293)	$—	$(170,396)	$—	$—	$170,388
Totals	$439,077	$—	$—	$(98,293)	$—	$(170,396)	$—	$—	$170,388

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(22,934) related to Level 3 securities still held at period end.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$122,699	$66,358
Equity contracts	233,070	—

Total	$355,769	$66,358

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$17,000,000
Warrants (number of warrants)		75,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$14,192	$—	$33,637	$14,952	$19,195	$311	$14,414	$15,104	$8,870	$2,024	$122,699

	Total Assets	$14,192	$—	$33,637	$14,952	$19,195	$311	$14,414	$15,104	$8,870	$2,024	$122,699

	Liabilities:
	Forward currency contracts#	9,447	5,100	17,859	1,638	1,133	5,929	16,291	5,996	2,733	232	66,358

	Total Liabilities	$9,447	$5,100	$17,859	$1,638	$1,133	$5,929	$16,291	$5,996	$2,733	$232	$66,358

	Total Financial and Derivative Net Assets	$4,745	$(5,100)	$15,778	$13,314	$18,062	$(5,618)	$(1,877)	$9,108	$6,137	$1,792	$56,341
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$4,745	$(5,100)	$15,778	$13,314	$18,062	$(5,618)	$(1,877)	$9,108	$6,137	$1,792

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016